ALERIAN MLP ETF

ALPS ETF TRUST

Alerian MLP ETF (NYSE ARCA: AMLP)

(THE “FUND”)

SUPPLEMENT DATED JUNE 29, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION (THE “SAI”) DATED MARCH 31, 2018, AS SUPPLEMENTED

Effective June 29, 2018, the Fund is changing its primary benchmark for performance comparison purposes from the S&P 500 Index to the Alerian MLP Index. In addition, effective June 29, 2018, the breakpoints to the Fund’s unitary management fee will change. Therefore, the disclosures contained in the Summary Prospectus, Prospectus and SAI are modified as follows:

Summary Prospectus and Prospectus

The “Average Annual Total Returns” table in the Fund’s Summary Prospectus and Prospectus is hereby deleted and replaced with the following table:

Average Annual Total Returns For periods ended December 31, 2017
Average Annual Total Returns - ALERIAN MLP ETF	1 Year		5 Years		Life of Fund		Inception Date
ALERIAN MLP ETF	(7.80%)		(0.53%)		2.41%		Aug. 25, 2010
ALERIAN MLP ETF | Return After Taxes on Distributions	(7.80%)		(0.72%)		2.26%		Aug. 25, 2010
ALERIAN MLP ETF | Return After Taxes on Distributions and Sale of Fund Shares	(4.42%)		(0.36%)		1.91%		Aug. 25, 2010
Alerian MLP Infrastructure Index* (reflects no deduction for fees, expenses or taxes)	(8.81%)	[1]	0.59%	[1]	4.93%	[1]	Aug. 25, 2010
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	(6.52%)	[1],[2]	(0.06%)	[1],[2]	4.42%	[1],[2]	Aug. 25, 2010
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	[1],[2]	15.79%	[1],[2]	15.95%	[1],[2]	Aug. 25, 2010
[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[2]	Effective June 29, 2018, the Fund replaced the S&P 500 Index as the Fund's primary benchmark for performance comparison purposes. The Adviser made this recommendation to the Board because the Fund's new primary benchmark, the Alerian MLP Index, more closely aligns with the Fund's investment strategies and investment restrictions. Returns for both benchmarks will be shown for a transition period.